SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Sit Minnesota Tax-Free Income Fund

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Municipal Bonds - 97.1%

Education/Student Loan - 17.1%

Bethel Charter School Lease Rev. (Spectrum High School Proj.)	1,100,000	4.00	7/1/37	1,012,811

Bethel Charter School Lease Rev. (Spectrum High School Proj.)	1,750,000	4.25	7/1/47	1,455,219

Brooklyn Park Charter School Lease Rev. (Athlos Leadership Academy Proj.)	605,000	5.25	7/1/30	582,814

Cologne Charter School Lease Rev. (Cologne Academy Proj.)	575,000	5.00	7/1/29	575,153

Deephaven Charter School Lease Rev. (Eagle Ridge Academy Proj.)	1,255,000	5.25	7/1/37	1,255,451

Deephaven Charter School Lease Rev. (Eagle Ridge Academy Proj.)	600,000	5.25	7/1/40	600,037

Deephaven Charter School Lease Rev. (Eagle Ridge Academy Proj.)	1,000,000	5.50	7/1/50	993,454

Duluth Hsg. & Redevelopment Auth. Rev. (Public School Academy Proj.)	1,100,000	5.00	11/1/38	967,302

Duluth Hsg. & Redevelopment Auth. Rev. (Public School Academy Proj.)	350,000	5.00	11/1/48	275,795

Forest Lake Charter School Lease Rev. (Lake International Language Academy)	850,000	5.50	8/1/36	850,386

Ham Lake Charter School Lease Rev. (Davinci Academy Proj.)	875,000	5.00	7/1/31	871,394

Ham Lake Charter School Lease Rev. (Parnassus Prep. Sch. Proj.)	425,000	4.00	11/1/26	422,593

Ham Lake Charter School Lease Rev. (Parnassus Prep. Sch. Proj.)	2,720,000	5.00	11/1/36	2,719,984

Hugo Charter School Lease Rev. (Noble Academy Proj.)	750,000	5.00	7/1/29	750,244

Hugo Charter School Lease Rev. (Noble Academy Proj.)	1,000,000	5.00	7/1/34	1,000,121

Independence Charter School Lease Rev. (Beacon Academy Proj.)	160,000	4.25	7/1/26	158,829

Independence Charter School Lease Rev. (Beacon Academy Proj.)	750,000	4.75	7/1/31	736,936

Independence Charter School Lease Rev. (Beacon Academy Proj.)	1,200,000	5.00	7/1/36	1,151,873

Independence Charter School Lease Rev. (Paladin High School Proj.)	225,000	3.25	6/1/31	202,016

Independence Charter School Lease Rev. (Paladin High School Proj.)	1,410,000	4.00	6/1/51	975,567

Minneapolis School Lease Rev. (Friendship Academy of the Arts) [4]	490,000	4.00	12/1/31	405,416

Minneapolis School Lease Rev. (Friendship Academy of the Arts) [4]	1,385,000	5.25	12/1/43	1,034,007

Minneapolis School Lease Rev. (Twin Cities International School) [4]	625,000	4.25	12/1/27	621,630

Minneapolis School Lease Rev. (Twin Cities International School) [4]	1,000,000	5.00	12/1/37	946,708

MN Higher Education Fac. Auth. Rev. (Augsburg College)	2,815,000	4.25	5/1/40	1,894,561

MN Higher Education Fac. Auth. Rev. (Bethel Univ.)	1,000,000	5.00	5/1/47	851,579

MN Higher Education Fac. Auth. Rev. (College of St. Benedict)	1,900,000	5.00	3/1/37	1,902,393

MN Higher Education Fac. Auth. Rev. (College of St. Olaf)	2,530,000	3.00	10/1/41	2,009,305

MN Higher Education Fac. Auth. Rev. (Univ. of St. Thomas)	2,000,000	5.00	10/1/47	2,008,693

MN Higher Education Fac. Auth. Rev. (Univ. of St. Thomas)	4,000,000	5.00	10/1/47	4,017,387

MN Higher Education Fac. Auth. Rev. (Univ. of St. Thomas)	750,000	5.00	4/1/35	756,871

MN Higher Education Fac. Auth. Rev. (Univ. of St. Thomas)	1,150,000	4.00	4/1/39	1,088,483

MN Higher Education Fac. Auth. Rev. (Univ. of St. Thomas)	850,000	5.00	10/1/40	868,394

MN Higher Education Fac. Auth. Rev. (Univ. of St. Thomas)	4,000,000	4.00	10/1/44	3,502,167

MN Higher Education Fac. Auth. Rev. (Univ. of St. Thomas)	3,650,000	5.00	10/1/49	3,661,232

MN Office of Higher Education Rev. [8]	2,000,000	4.00	11/1/42	1,848,065

MN Office of Higher Education Rev. [8]	2,260,000	2.65	11/1/38	2,055,748

MN Office of Higher Education Rev. [8]	990,000	4.00	11/1/37	985,029

Savage Charter School Lease Rev. (Aspen Academy)	215,000	4.00	10/1/26	213,204

St. Cloud Charter School Lease Rev. (Stride Academy Proj.)	1,850,000	5.00	4/1/36	1,668,538

St. Paul Hsg. & Redev. Auth.	700,000	5.00	12/1/30	700,459

St. Paul Hsg. & Redev. Auth.	1,150,000	5.00	12/1/37	1,149,921

St. Paul Hsg. & Redev. Auth.	705,000	5.00	12/1/46	653,853

St. Paul Hsg. & Redev. Auth. (German Immersion School)	775,000	5.00	7/1/33	775,167

JUNE 30, 2025	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Sit Minnesota Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

St. Paul Hsg. & Redev. Auth. (Hope Community Academy Proj.)	720,000	4.50	12/1/29	670,678

St. Paul Hsg. & Redev. Auth. (Math & Science Academy) [4]	700,000	3.00	6/1/31	329,000

St. Paul Hsg. & Redev. Auth. (Math & Science Academy) [4]	1,225,000	4.00	6/1/51	575,750

St. Paul Hsg. & Redev. Auth. (Nova Classical Academy Proj.)	175,000	2.00	9/1/26	170,224

St. Paul Hsg. & Redev. Auth. (St. Paul Conservatory for Performing Artists)	1,135,000	4.63	3/1/43	944,427

St. Paul Hsg. & Redev. Auth. (Twin Cities Academy Proj.)	255,000	4.00	7/1/25	255,000

St. Paul Hsg. & Redev. Auth. (Twin Cities Academy Proj.)	955,000	5.00	7/1/35	944,336

St. Paul Hsg. & Redev. Auth. Rev. (Community of Peace Academy Proj.)	770,000	3.00	12/1/29	735,307

St. Paul Hsg. & Redev. Auth. Rev. (Community of Peace Academy Proj.)	600,000	4.00	12/1/39	521,276

St. Paul Hsg. & Redev. Auth. Rev. (Community of Peace Academy Proj.)	1,000,000	4.00	12/1/49	783,182

St. Paul Hsg. & Redev. Auth. Rev. (Metro Deaf School Proj.) [4]	700,000	5.00	6/15/38	653,270

St. Paul Hsg. & Redev. Auth. Rev. (Nova Classical Academy Proj.)	1,000,000	4.13	9/1/47	823,756

Woodbury Charter School Lease Rev. (Math & Science Academy) [4]	3,000,000	5.25	6/1/45	2,768,630

				63,351,625

Escrowed To Maturity/Prerefunded - 0.3%

Lakeville Hsg. & Redev. Auth. Parking Rev. (Ice Arena. Proj.)	1,250,000	4.00	2/1/32	1,256,276

General Obligation - 9.1%

Blooming Prairie Independent School District No. 756	1,300,000	2.25	2/1/45	809,442

Itasca County Independent School District No. 318	4,050,000	2.00	2/1/39	2,787,392

Itasca County Independent School District No. 318	4,250,000	2.00	2/1/40	2,814,097

Itasca G.O.	2,500,000	2.38	2/1/45	1,597,215

Itasca G.O.	4,000,000	2.50	2/1/50	2,422,405

Madison Lake G.O.	590,000	2.13	2/1/42	371,691

Minnesota G.O.	5,000,000	2.00	9/1/40	3,409,171

Moorhead G.O.	510,000	2.13	2/1/42	320,014

Morrison Co. Education District No. 6979	1,000,000	4.50	2/1/34	1,000,318

Norwood Young America Independent School District No. 108	1,400,000	2.13	2/1/42	894,679

Norwood Young America Independent School District No. 108	1,500,000	2.25	2/1/45	921,776

Richfield Independent School District No. 280	1,000,000	4.00	2/1/37	1,001,340

Robbinsdale Independent School District No. 281	1,000,000	2.25	2/1/41	678,230

Roseau Independent School District No. 682	400,000	2.25	2/1/46	245,487

Sartell Independent School District No. 748	1,000,000	4.50	2/1/46	972,500

Sauk Centre Independent School District No. 743	1,000,000	2.00	2/1/40	669,964

St. Cloud G.O.	1,090,000	2.00	2/1/41	760,439

St. Paul Independent School District No. 625	2,475,000	2.00	2/1/40	1,668,079

Waite Park G.O.	750,000	5.00	12/15/50	770,240

White Bear Lake Independent School District No. 624	10,850,000	3.00	2/1/43	8,483,190

Zumbrota-Mazeppa Independent School District No. 2805	1,500,000	2.50	2/1/44	977,939

				33,575,608

Hospital/Health Care - 15.3%

Center City Heath Care Facs. Rev. (Hazelden Betty Ford Foundation Proj.)	1,000,000	5.00	11/1/44	1,016,732

Center City Heath Care Facs. Rev. (Hazelden Betty Ford Foundation Proj.)	500,000	5.00	11/1/47	502,905

Chatfield Health Care and Hsg. Facs. Rev. (Chosen Valley Care Center)	1,225,000	5.00	9/1/52	982,353

Crookston Health Care Facs. Rev. (Riverview Health Care Proj.)	1,000,000	4.00	5/1/32	719,796

Dakota Co. Community Dev. Agy. (Sanctuary at W. St. Paul Proj.)	1,100,000	5.75	8/1/30	933,821

2

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Sit Minnesota Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Dakota Co. Community Dev. Agy. (Sanctuary at W. St. Paul Proj.)	1,050,000	6.00	8/1/35	812,516

Duluth Economic Dev. Auth. Rev. (St. Luke Hospital of Duluth)	350,000	4.00	6/15/37	349,755

Duluth Economic Dev. Auth. Rev. (St. Luke Hospital of Duluth)	850,000	3.00	6/15/44	662,131

Duluth Economic Dev. Auth. Rev. (St. Luke Hospital of Duluth)	1,100,000	5.25	6/15/52	1,114,483

Hayward Hsg. & Health Care Fac. Rev. (St. Johns Lutheran Home of Albert Lea Proj.) 2, [5]	1,900,000	5.00	10/1/34	1,007,000

Maple Grove Health Care System Rev. (Maple Grove Hospital Corp.)	825,000	5.00	5/1/32	835,331

Maple Grove Health Care System Rev. (Maple Grove Hospital Corp.)	2,175,000	4.00	5/1/37	2,043,936

Minneapolis & St. Paul Hsg. & Redev. Auth. Health Care Rev. (Children’s Health Care)	2,500,000	5.00	8/15/42	2,592,192

Minneapolis & St. Paul Hsg. & Redev. Auth. Health Care Rev. (Children’s Health Care)	1,000,000	5.00	8/15/43	1,030,672

Minneapolis Health Care System Rev. (Fairview Health Services)	2,590,000	5.00	11/15/34	2,598,168

Minneapolis Health Care System Rev. (Fairview Health Services)	2,500,000	5.00	11/15/49	2,442,250

MN Agricultural & Economic Dev. Board Rev. (HealthPartners Oblig. Group Proj.)	4,000,000	5.25	1/1/54	4,047,110

Moorhead Economic Dev. Auth. Rev.	280,000	4.60	9/1/25	279,196

Oak Park Heights Nursing Home Rev. (Boutwells Landing Care Center)	1,500,000	5.50	8/1/28	1,499,016

Oak Park Heights Nursing Home Rev. (Boutwells Landing Care Center)	1,000,000	6.00	8/1/36	974,755

Puerto Rico Industrial Tourist Educational Medical & Environmental Ctl. Facs. Fin. Auth. Rev. [11]	175,000	4.00	7/1/37	162,210

Puerto Rico Industrial Tourist Educational Medical & Environmental Ctl. Facs. Fin. Auth. Rev. [11]	200,000	4.00	7/1/39	178,748

Puerto Rico Industrial Tourist Educational Medical & Environmental Ctl. Facs. Fin. Auth. Rev. [11]	220,000	4.00	7/1/41	189,331

Rochester Health Care Facs. Rev. (Mayo Clinic)	7,500,000	4.00	11/15/48	6,637,060

Rochester Health Care Facs. Rev. (Mayo Clinic)	4,000,000	4.38	11/15/53	3,716,022

Rochester Health Care Facs. Rev. (Mayo Clinic)	3,000,000	5.00	11/15/34	3,412,683

St. Cloud Health Care Rev. (CentraCare Health System Proj.)	5,385,000	5.00	5/1/46	5,347,086

St. Louis Park Health Care Facs. Rev. (Mount Olivet Careview Home Health Proj.) [1]	2,250,000	4.60	6/1/41	1,966,548

St. Paul Hsg. & Redev. Auth. Health Care Rev. (HealthPartners Oblig. Group Proj.)	4,800,000	5.00	7/1/32	4,800,000

St. Paul Hsg. & Redev. Auth. Health Care Rev. (HealthPartners Oblig. Group Proj.)	2,000,000	5.00	7/1/33	2,000,000

St. Paul Hsg. & Redev. Auth. Health Care Rev. (Senior Episcopal Homes Proj.)	2,150,000	5.00	5/1/38	1,928,453

				56,782,259

Industrial/Pollution Control - 0.5% [8]

St. Paul Port Auth. Rev.	1,000,000	4.00	10/1/40	868,223

St. Paul Port Auth. Solid Waste Disposal Rev. (Gerdau St. Paul Steel Mill Proj.) [4]	1,000,000	4.50	10/1/37	934,911

				1,803,134

Multifamily Mortgage - 22.4%

Anoka Hsg. Rev. (Homestead at Anoka, Inc. Proj.)	1,000,000	5.50	11/1/46	922,051

Apple Valley Rev. (Orchard Path Phase II Proj.)	300,000	4.00	9/1/36	277,938

Apple Valley Rev. (Orchard Path Phase II Proj.)	440,000	4.00	9/1/41	378,544

Apple Valley Rev. (Orchard Path Phase II Proj.)	830,000	4.00	9/1/51	635,008

Apple Valley Rev. (Orchard Path Phase II Proj.)	750,000	4.00	9/1/61	540,899

Apple Valley Senior Hsg. Rev. (Orchard Path Proj.)	2,000,000	5.00	9/1/58	1,755,997

Apple Valley Senior Hsg. Rev. (PHS Apple Valley Senior Housing, Inc.)	400,000	5.38	9/1/45	395,231

Apple Valley Senior Hsg. Rev. (PHS Apple Valley Senior Housing, Inc.)	500,000	5.50	9/1/55	493,759

Apple Valley Senior Hsg. Rev. (PHS Apple Valley Senior Housing, Inc.)	750,000	5.63	9/1/65	742,797

Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	1,175,000	4.00	1/1/26	1,168,039

Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	450,000	6.75	1/1/27	368,752

Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	950,000	4.00	1/1/30	908,469

Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	1,430,000	4.25	1/1/37	1,251,627

Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	950,000	7.00	1/1/37	490,759

JUNE 30, 2025	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Sit Minnesota Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	1,640,000	4.38	1/1/47	1,241,436

Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	2,850,000	5.00	1/1/47	1,584,421

Bethel Hsg. and Health Care Facs. Rev. (Ecumen Obligated Group)	2,000,000	6.13	3/1/44	1,951,156

Bethel Rev. (Grandview Christian Home Proj.)	1,500,000	5.00	10/1/41	1,437,364

Blaine Senior Hsg. & Health Care Fac. Rev. (Crest View Senior Community Proj.) 2, [5]	1,117,145	5.13	7/1/25	614,430

Blaine Senior Hsg. & Health Care Fac. Rev. (Crest View Senior Community Proj.) 2, [5]	1,470,163	5.75	7/1/35	808,589

Blaine Senior Hsg. & Health Care Fac. Rev. (Crest View Senior Community Proj.) 2, [5]	1,787,432	6.13	7/1/45	983,088

Brainerd Senior Hsg. & Health Care Fac. Rev. (Pinecrest of Country Manor Proj.)	1,000,000	6.00	5/1/55	995,022

Chisago Hsg. and Health Care Rev. (CDL Homes LLC)	750,000	6.00	8/1/33	750,294

Cloquet Rev. (HADC Cloquet, LLC Proj.)	180,000	2.20	8/1/28	165,643

Cloquet Rev. (HADC Cloquet, LLC Proj.)	250,000	2.60	8/1/30	221,677

Cloquet Rev. (HADC Cloquet, LLC Proj.)	200,000	2.80	8/1/31	174,650

Cloquet Rev. (HADC Cloquet, LLC Proj.)	200,000	3.20	8/1/34	166,961

Cloquet Rev. (HADC Cloquet, LLC Proj.)	500,000	4.00	8/1/41	378,565

Cloquet Rev. (HADC Cloquet, LLC Proj.)	500,000	4.00	8/1/48	340,263

Dakota Co. Community Dev. Agy. Multifamily Hsg. Rev.	2,500,000	4.00	1/1/42	2,299,403

Dakota Co. Community Dev. Agy. Multifamily Hsg. Rev. (FNMA)	1,050,000	4.20	5/1/43	955,865

Dakota Co. Community Dev. Agy. Multifamily Hsg. Rev. (The Quill Proj.) [4]	2,500,000	3.55	4/1/39	1,981,871

Duluth Hsg. & Redevelopment Auth. Rev. (Pennel Park Proj.)	1,243,136	4.50	8/1/41	1,215,370

Duluth Hsg. & Redevelopment Auth. Rev. (Woodland Garden Apartments)	1,300,000	4.95	8/1/42	1,305,336

Fridley Multifamily Hsg. Rev. (Village Green Apartments Proj.)	3,210,332	3.75	11/1/34	3,139,324

Hayward Health Care Fac. Rev. (American Baptist Homes Midwest Proj.)	1,350,000	5.38	8/1/34	1,029,641

Hayward Health Care Fac. Rev. (American Baptist Homes Midwest Proj.)	500,000	5.75	2/1/44	342,675

Lauderdale Multifamily Hsg. Rev. (The Fern Senior Affordable Housing Proj.)	2,000,000	5.13	1/1/40	1,887,268

Minneapolis & St. Paul Hsg. & Redev. Auth. Multifamily Hsg. Rev. (GNMA Collateralized) [8]	2,765,000	4.75	1/20/42	2,616,180

Minneapolis Multifamily Hsg. Rev. (14th & Central LLLP Proj.) (FNMA Collateralized)	4,552,332	2.35	2/1/38	3,548,797

Minneapolis Multifamily Hsg. Rev. (Greenway Heights Family Housing)	1,015,000	5.75	7/15/31	1,014,979

Minneapolis Senior Hsg. & Health Care Rev. (Ecumen Mill City Quarter)	375,000	4.75	11/1/28	372,534

Minneapolis Senior Hsg. & Health Care Rev. (Ecumen Mill City Quarter)	1,500,000	5.00	11/1/35	1,444,736

Minneapolis Senior Hsg. & Health Care Rev. (Ecumen Mill City Quarter)	190,000	4.00	11/1/25	189,215

Minnetonka MF Hsg. Rev. (Elmbrooke & Golden Valley Townhome Proj.) (FNMA Collateralized)	1,785,892	3.00	11/1/34	1,615,460

MN Hsg. Fin. Agy. Rental Hsg. Rev.	1,000,000	5.20	8/1/43	1,000,228

Moorhead Economic Dev. Auth. Rev. Ref. (EverCare Sr. Living LLC)	280,000	4.65	9/1/26	275,835

Moorhead Health Care Rev. Ref. (EverCare Sr. Living LLC)	1,000,000	5.00	9/1/32	919,522

Moorhead Health Care Rev. Ref. (EverCare Sr. Living LLC)	250,000	5.13	9/1/37	214,233

New Ulm Economic Dev. Auth. Rev. (HADC Ridgeway Proj.)	1,500,000	5.00	8/1/39	1,221,965

North Oaks Rev. (Waverly Gardens Proj.)	150,000	4.25	10/1/41	134,361

North Oaks Senior Hsg. Rev. (Waverly Gardens Proj.)	2,000,000	4.00	10/1/33	1,916,299

North Oaks Senior Hsg. Rev. (Waverly Gardens Proj.)	1,500,000	5.00	10/1/35	1,508,385

North Oaks Senior Hsg. Rev. (Waverly Gardens Proj.)	1,000,000	5.00	10/1/47	937,344

Rochester Health Care & Hsg. Rev. (The Homestead at Rochester)	720,000	6.38	12/1/33	720,690

Rochester Health Care & Hsg. Rev. (The Homestead at Rochester)	2,500,000	6.50	12/1/35	2,502,038

Rochester Health Care & Hsg. Rev. (The Homestead at Rochester)	250,000	6.88	12/1/48	250,091

Sartell Health Care & Hsg. Fac. Rev. (Country Manor Campus LLC Proj.)	2,150,000	5.30	9/1/37	2,125,031

Sauk Rapids Health Care & Hsg. Facs. Rev. (Good Shepherd Lutheran Home Proj.)	1,640,000	5.13	1/1/39	1,406,255

St. Anthony Multifamily Hsg. Rev. (Silver Lake Village Hsg.)	250,000	5.75	12/1/28	250,085

4

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Sit Minnesota Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

St. Anthony Multifamily Hsg. Rev. (Silver Lake Village Hsg.)	2,000,000	6.00	12/1/30	2,000,606

St. Bonifacius Health Care Rev. (Augustana Chapel View Homes, Inc. Proj.)	2,225,000	6.00	6/1/45	2,224,575

St. Joseph Senior Hsg. & Health Care Rev. (Woodcrest of Country Manor Proj.)	1,500,000	5.00	7/1/55	1,267,373

St. Paul Hsg. & Redev. Auth. (Higher Ground Academy Proj.)	1,000,000	5.50	12/1/38	1,017,555

St. Paul Hsg. & Redev. Auth. Health Care Rev. (Carondelet Village Proj.)	1,075,000	4.25	12/1/27	1,068,677

St. Paul Hsg. & Redev. Auth. Health Care Rev. (Carondelet Village Proj.)	2,400,000	5.00	12/1/47	2,253,855

St. Paul Hsg. & Redev. Auth. Multifamily Housing Rev. (Marian Center Proj.)	720,000	5.30	11/1/30	719,958

St. Paul Hsg. & Redev. Auth. Multifamily Housing Rev. (Marian Center Proj.)	2,590,000	5.38	5/1/43	2,368,446

St. Paul Park Senior Hsg. Rev. (Presbyterian Homes Bloomin Proj.)	1,820,000	5.00	9/1/42	1,746,028

Vergas Hsg. & Healthcare Facs. Rev. (CDL Homes Proj.)	1,000,000	4.25	8/1/43	757,998

Vergas Rev. (CDL Homes Proj.)	40,000	4.00	8/1/25	39,942

Wayzata Senior Hsg. Rev. (Folkestone Senior Living Community)	1,500,000	4.00	8/1/44	1,301,484

Wayzata Senior Hsg. Rev. (Folkestone Senior Living Community)	1,000,000	5.00	8/1/49	952,458

Wayzata Senior Hsg. Rev. (Folkestone Senior Living Community)	2,750,000	5.00	8/1/54	2,567,608

				82,771,008

Municipal Lease - 2.3% [9]

Minnetonka Independent School District No. 276	1,410,000	2.25	2/1/44	894,581

Minnetonka Independent School District No. 276	1,000,000	2.13	2/1/41	667,383

Minnetonka Independent School District No. 276	750,000	2.38	7/1/51	422,912

MN Hsg. Fin. Agy. Rev.	2,065,000	3.00	8/1/43	1,577,097

MN Hsg. Fin. Agy. Rev. (State Appropriation)	2,000,000	5.00	8/1/34	2,001,734

Northeastern Metropolitan Intermediate School District No. 916	1,000,000	5.00	2/1/34	1,001,514

Pine Island Independent School District No. 255	525,000	2.00	2/1/40	347,449

Pine Island Independent School District No. 255	1,110,000	2.20	2/1/44	679,897

Pine Island Independent School District No. 255	895,000	2.25	2/1/47	523,221

Waconia Independent School District No. 110	500,000	5.00	2/1/37	500,354

				8,616,142

Other Revenue Bonds - 3.8%

Crystal Governmental Fac. Rev.	91,613	5.10	12/15/26	89,378

Northeastern Metropolitan Intermediate School District No. 916	2,500,000	4.00	2/1/38	2,439,732

St. Paul Hsg. & Redev. Auth. Parking Enterprise Rev.	1,000,000	5.25	12/1/43	1,029,316

St. Paul Hsg. & Redev. Auth. Parking Enterprise Rev.	1,000,000	5.25	12/1/44	1,024,440

St. Paul Hsg. & Redev. Auth. Parking Enterprise Rev.	1,000,000	5.25	12/1/45	1,020,203

St. Paul Hsg. & Redev. Auth. Rev. (Amherst H Wilder Foundation Proj.)	2,000,000	5.00	12/1/36	2,048,108

St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (9th St. Lofts Proj.)	175,000	6.38	2/15/28	175,036

St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Emerald Gardens Proj.)	290,000	6.50	3/1/29	290,118

St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (North Quadrant Owner Occupied Proj.)	550,000	7.00	2/15/28	550,478

St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (North Quadrant Owner Occupied Proj.)	233,000	7.50	2/15/28	233,116

St. Paul Port Auth. Lease Rev. (Regions Hospital Parking Ramp Proj.)	3,310,000	5.00	8/1/36	3,311,142

Virgin Islands Public Fin. Auth. (Gross Receipts Taxes Loan Note) [11]	2,000,000	5.00	10/1/42	1,785,548

				13,996,615

Sales Tax Revenue - 1.3% [11]

American Samoa Economic Development Authority Rev.	2,000,000	6.25	9/1/29	2,010,614

Guam Govt. Business Privilege Tax Rev.	2,750,000	5.00	11/15/35	2,752,656

				4,763,270

JUNE 30, 2025	5

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Sit Minnesota Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Single Family Mortgage - 21.5%

Minneapolis St. Paul Hsg. Fin. Board Single Family Mtg. Rev. (GNMA-FNMA)	10,000	4.45	12/1/27	10,000

MN Hsg. Fin. Agy. Homeownership Fin.	7,295,000	2.25	7/1/41	5,151,819

MN Hsg. Fin. Agy. Homeownership Fin.	8,270,000	2.40	7/1/46	5,281,554

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	3,130,000	2.45	7/1/45	2,098,785

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	7,645,000	2.45	7/1/46	4,940,140

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	1,463,917	3.30	5/1/48	1,314,297

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	459,116	3.75	11/1/48	431,803

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	480,545	3.45	3/1/49	435,243

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	835,184	3.15	6/1/49	744,178

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	854,954	2.47	1/1/50	685,810

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	6,210,000	2.55	1/1/51	3,763,749

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	6,635,000	2.50	7/1/51	3,950,397

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	1,680,000	2.20	7/1/41	1,174,802

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	475,000	2.38	7/1/46	301,561

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	9,340,000	2.45	1/1/52	5,566,099

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	1,440,000	2.40	1/1/35	1,202,268

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	4,530,000	2.63	1/1/40	3,461,580

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	3,410,000	2.75	7/1/42	2,570,435

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	1,270,000	2.90	1/1/45	916,317

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	2,300,000	3.00	7/1/43	1,726,244

MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	27,000	3.80	7/1/38	24,877

MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	3,420,000	2.80	1/1/44	2,437,679

MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	2,250,000	2.70	7/1/44	1,595,793

MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	3,130,000	2.75	7/1/44	2,242,776

MN Hsg. Fin. Agy. Rev. [8]	975,000	5.35	7/1/36	1,003,272

MN Hsg. Fin. Agy. Rev.	3,314,220	2.05	12/1/51	2,717,650

MN Hsg. Fin. Agy. Rev.	3,165,000	2.00	7/1/40	2,128,784

MN Hsg. Fin. Agy. Rev.	3,850,000	2.15	7/1/45	2,424,292

MN Hsg. Fin. Agy. Rev.	6,205,000	2.20	1/1/51	3,473,974

MN Hsg. Fin. Agy. Rev.	7,680,000	2.35	7/1/41	5,530,084

MN Hsg. Fin. Agy. Rev.	2,565,000	2.55	1/1/46	1,699,755

MN Hsg. Fin. Agy. Rev.	1,985,000	5.00	7/1/53	2,054,760

MN Hsg. Fin. Agy. Rev.	930,000	6.00	7/1/53	996,830

MN Hsg. Fin. Agy. Rev.	980,000	6.25	1/1/54	1,063,100

MN Hsg. Fin. Agy. Rev.	1,225,000	5.10	7/1/42	1,266,309

MN Hsg. Fin. Agy. Rev.	1,675,000	5.15	7/1/45	1,687,702

MN Hsg. Fin. Agy. Rev.	1,240,000	6.00	1/1/53	1,316,753

				79,391,471

Transportation - 2.0%

Minneapolis & St. Paul Metro Airport Commission Senior Rev.	500,000	5.00	1/1/41	502,773

Minneapolis & St. Paul Metro Airport Commission Sub. Rev. [8]	2,500,000	5.25	1/1/49	2,539,908

Minneapolis & St. Paul Metro Airport Commission Sub. Rev. [8]	1,500,000	5.00	1/1/47	1,474,701

Minneapolis & St. Paul Metro Airport Commission Sub. Rev. [8]	1,500,000	5.25	1/1/47	1,517,242

Minneapolis & St. Paul Metro Airport Commission Sub. Rev.	1,750,000	4.00	1/1/54	1,514,492

				7,549,116

6

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Sit Minnesota Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Utility - 1.5%

Guam Govt. Waterworks Auth. Rev. [11]	2,000,000	5.00	1/1/46	1,983,255

Rochester Electric Utility Rev.	500,000	5.00	12/1/42	509,589

Southern Minnesota Municipal Power Agency	1,000,000	5.00	1/1/41	1,007,205

St. Paul Port Auth. Rev. [8]	750,000	5.25	10/1/42	743,694

St. Paul Port Auth. Rev.	650,000	5.00	10/1/46	652,889

Western MN Municipal Power Agy. Rev.	600,000	5.00	1/1/35	605,811

				5,502,443

Total Municipal Bonds (cost: $419,926,511)				359,358,967

	Quantity

Investment Companies - 0.3%

Nuveen Minnesota Quality Municipal Income Fund (NMS)	91,851			1,048,020

Total Investment Companies (cost: $1,264,169)				1,048,020

Total Investments in Securities - 97.4% (cost: $421,190,680)				360,406,987

Other Assets and Liabilities, net - 2.6%				9,781,062

Net Assets - 100.0%				$370,188,049

1

Variable rate security. Rate disclosed is as of June 30, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

2	Security considered illiquid by the Investment Adviser. The total value of such securities as of June 30, 2025 was $3,413,107 and represented 0.9% of net assets.
4

144A Restricted Security. The total value of such securities as of June 30, 2025 was $10,251,193 and represented 2.8% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

5

The issuer is in default of interest or principal payments, or other debt covenants. Income is not being accrued. The total value of such securities as of June 30, 2025 was $3,413,107 and represented 0.9% of net assets.

8

Securities the income from which is treated as a tax preference that is included in alternative minimum taxable income for purposes of computing federal alternative minimum tax (AMT). At June 30, 2025, 4.5% of net assets in the Fund was invested in such securities.

9

Municipal Lease Security. The total value of such securities as of June 30, 2025 was $8,616,142 and represented 2.3% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

11

The Fund may invest in obligations issued by U.S. territories, for example Guam, Puerto Rico, and Virgin Islands. The total value of such securities as of June 30, 2025 was $9,062,362 and represented 2.4% of net assets.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

JUNE 30, 2025	7

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Sit Minnesota Tax-Free Income Fund (Continued)

A summary of the levels for the Fund’s investments as of June 30, 2025 is as follows:

	Investment in Securities

	Level 1 Quoted Prices ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)

Municipal Bonds	—	359,358,967	—	359,358,967
Investment Companies	1,048,020	—	—	1,048,020

Total:	1,048,020	359,358,967	—	360,406,987

There were no transfers into or out of level 3 during the reporting period.

For additional information about significant policies, including valuation of investments, refer to the Fund’s most recent annual report.

8